INTEREST EXPENSES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INTEREST EXPENSES [Abstract]
Interest on short-term loans	$ 4,721	28,579	30,760	23,704
Interest on long-term loans	226	1,369
Interest on bills payable	3,657	22,139	21,908	15,923
Interest related to unrecognized tax benefits, income tax payable and other taxes payable	2,492	15,088	16,592	16,971
Bank charges	987	5,972	4,413	4,962
Total interest expenses	$ 12,083	73,147	73,673	61,560